Related Party Transactions (Details) - Schedule of Deferred Revenue - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Deferred Revenue [Line Items]
Total deferred revenue	$ 119,120
Jin Med Medical (Korea) Co., Ltd. [Member]
Schedule of Deferred Revenue [Line Items]
Related party relationship	An entity controlled by the CEO
Total deferred revenue	$ 117,424
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd. [Member]
Schedule of Deferred Revenue [Line Items]
Related party relationship	An entity controlled by the CEO
Total deferred revenue	$ 1,371
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd. [Member]
Schedule of Deferred Revenue [Line Items]
Related party relationship	An entity controlled by the CEO
Total deferred revenue	$ 325